John H. Lively
1940 Act | law group        The Law Offices of John H. Lively & Associates, Inc.
                            A member firm of The 1940 Act Law Group(TM)
                            11300 Tomahawk Creek Parkway, Suite 310
                            Leawood, KS 66211
                            Phone: 913.660.0778 Fax: 913.660.9157
                            john.lively@1940actlawgroup.com

October 29, 2012

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 2054

RE: THE REGISTRATION STATEMENT FILED ON FORM N-1A UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT") AND SECURITIES ACT OF 1933, AS AMENDED (THE "SECURITIES ACT") OF WORLD FUNDS TRUST (THE "TRUST") (FILE NOS. 333-148723 AND 811-22172)

LADIES AND GENTLEMEN:

         Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 42 to the Trust's Registration Statement under the Securities Act and Amendment No. 43 to the Trust's Registration Statement under the 1940 Act (collectively, the "Amendment"). The Amendment is being filed for the purpose of addressing SEC staff comments received on the Trust's Rule 485(a) filing made by the Trust on August 17, 2012 and making other minor and conforming changes. This Amendment reflects the revisions made in response to SEC comments received on October 9, 2012 and which are contained in a correspondence filing made for the Trust.

         In accordance with Rule 485(b)(4), we hereby represent that, based on our review of the Amendment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

         If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively @1940actlawgroup.com.

               Regards,

               /s/ John H. Lively

               On behalf of The Law Offices of John H. Lively & Associates, Inc.